Average Annual Total Returns - PGIM Core Conservative Bond Fund	R6 One Year	R6 SinceInception	R6 InceptionDate	R6 Return After Taxes on Distributions One Year	R6 Return After Taxes on Distributions SinceInception	R6 Return After Taxes on Distributions InceptionDate	R6 Return After Taxes on Distributions and Sale of Fund Shares One Year	R6 Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	Bloomberg US Aggregate Bond Index One Year	Bloomberg US Aggregate Bond Index SinceInception
Total	7.01%	4.13%	Nov. 15, 2016	5.78%	3.03%	Nov. 15, 2016	4.26%	2.69%	Nov. 15, 2016	7.51%	4.82%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.